BlackRock Series Fund, Inc.
BlackRock Balanced Capital Portfolio
BlackRock Total Return Portfolio

Supplement to the Prospectus dated August 6, 2010

The following changes are made to the Prospectus of BlackRock Balanced Capital Portfolio (the “Fund”), a series of BlackRock Series Fund, Inc.

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Portfolio Managers” is amended as follows:

Name	Portfolio Manager of the Fund Since	Title

Robert Doll, Jr., CFA, CPA	2008	Vice Chairman and Chief Equity Strategist of BlackRock, Inc.

Daniel Hanson, CFA	2008	Managing Director of BlackRock, Inc.

Rick Rieder	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc.

Matthew Marra	2006	Managing Director of BlackRock, Inc.

Eric Pellicciaro	2010	Managing Director of BlackRock, Inc.

Phillip Green	2008	Managing Director of BlackRock, Inc.

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Robert Doll, Jr., CFA, CPA and Daniel Hanson, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Mr. Doll is the senior portfolio manager and Mr. Hanson is the associate portfolio manager. Rick Rieder, Matthew Marra and Eric Pellicciaro are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Phillip Green is responsible for the asset allocation of the equity and fixed income portions of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information —Balanced Capital Portfolio” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Balanced Capital Portfolio is managed by a team of financial professionals. Robert Doll, Jr., CFA, CPA and Daniel Hanson, CFA are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Mr. Doll is the senior portfolio manager and Mr. Hanson is the associate portfolio manager. Rick Rieder, Matthew Marra and Eric Pellicciaro are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Phillip Green is responsible for the asset allocation of the equity and fixed income portions of the Fund’s portfolio.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Robert Doll, Jr., CFA, CPA	Senior portfolio manager jointly responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the Fund.	2008	Chief Equity Strategist of BlackRock, Inc. since 2010; Vice Chairman of BlackRock, Inc. since 2006; Global Chief Investment Officer for Equities of BlackRock, Inc. from 2006 to 2010; President and Chief Investment Officer of Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate, Fund Asset Management, L.P., from 2001 to 2006; President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Daniel Hanson, CFA	Associate portfolio manager jointly responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the Fund.	2008	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2007 to 2008; Vice President of BlackRock, Inc. in 2006; Vice President of MLIM from 2003 to 2006.
Rick Rieder	Primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio.	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses.
Matthew Marra	Primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio.	2006	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.
Eric Pellicciaro	Primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio.	2010	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group.
Phillip Green	Primarily responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.	2008	Managing Director of BlackRock, Inc. since 2006; Vice President of MLIM from 1999 to 2006.

The following changes are made to the Prospectus of BlackRock Total Return Portfolio (the “Fund”), a series of BlackRock Series Fund, Inc.

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Total Return Portfolio — Portfolio Managers” is amended as follows:

Name	Portfolio Manager of the Fund Since	Title

Rick Rieder	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc.

Matthew Marra	2006	Managing Director of BlackRock, Inc.

Eric Pellicciaro	2010	Managing Director of BlackRock, Inc.

The section in the Prospectus captioned “Details About the Fund — How The Fund Invests — About the Portfolio Management of the Fund” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Fund is managed by a team of financial professionals. Rick Rieder, Matthew Marra and Eric Pellicciaro are the portfolio managers and are primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information on the portfolio management team.

The section in the Prospectus captioned “Management of the Funds — Portfolio Manager Information —Total Return Portfolio” is amended as follows:

The information about the Fund’s portfolio managers is deleted in its entirety and replaced with the following:

The Total Return Portfolio is managed by a team of financial professionals. Rick Rieder, Matthew Marra and Eric Pellicciaro are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Rick Rieder	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios, and head of Corporate Credit and Multi-Sector and Mortgage Groups; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Lehman Brothers from 1987 to 2008, most recently as head of Global Principal Strategies team and Credit Businesses.
Matthew Marra	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2006	Managing Director of BlackRock, Inc. since 2006; Director of BlackRock, Inc. from 2002 to 2005.
Eric Pellicciaro	Responsible for the day-to-day management of the Fund’s portfolio including setting the Fund’s overall investment strategy and overseeing the management of the Fund	2010	Managing Director of BlackRock, Inc. since 2005; Head of the Global Rates Investment Team within BlackRock’s Fundamental Fixed Income Portfolio Management Group.

Shareholders should retain this Supplement for future reference.

Code# PRO-19057-0810SUP